Provisions for employee benefits - Costs of defined benefit plans recognized in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement
Actuarial (gains)/losses due to changes in demographic assumptions	€ (11)
Actuarial (gains)/losses due to changes in financial assumptions	93	€ 60
Experience (gains) losses	(16)	10
Return on plan assets	(51)	(23)
Change in asset ceiling	1	(5)
Remeasurements	16	42	€ 15
Italian defined benefit plans
Statement
Actuarial (gains)/losses due to changes in demographic assumptions	(3)
Actuarial (gains)/losses due to changes in financial assumptions	9	7
Experience (gains) losses	(1)	(2)
Remeasurements	5	5
Foreign defined benefit plan
Statement
Actuarial (gains)/losses due to changes in demographic assumptions	(10)
Actuarial (gains)/losses due to changes in financial assumptions	71	50
Experience (gains) losses	(13)	(9)
Return on plan assets	(51)	(23)
Change in asset ceiling	1	(5)
Remeasurements	(2)	13
FISDE and other foreign medical plans
Statement
Actuarial (gains)/losses due to changes in demographic assumptions	2
Actuarial (gains)/losses due to changes in financial assumptions	13	3
Experience (gains) losses	(2)	21
Remeasurements	€ 13	€ 24